Operating segments (Details 1) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Net revenues	$ 61,052,092	$ 58,050,025	$ 52,020,303
Non-current biological assets	1,721,728	1,617,503	1,668,543
Property, plant and equipment, net	18,018,176	17,320,041	15,081,105
Goodwill	1,631,771	1,631,094	484,877	$ 454,295
Intangible assets	949,355	1,040,042	0
Country of domicile [member]
Disclosure of operating segments [line items]
Net revenues	37,766,974	36,013,268	33,414,262
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies
Non-current biological assets	979,034	899,691	902,662
Property, plant and equipment, net	13,002,755	12,143,632	10,481,074
Goodwill	212,833	212,833	212,833
Intangible assets	0	0
Foreign countries [member]
Disclosure of operating segments [line items]
Net revenues	17,599,239	16,533,664	13,496,189
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies
Non-current biological assets	742,694	717,812	765,881
Property, plant and equipment, net	3,057,835	3,320,772	2,997,221
Goodwill	1,330,922	1,330,245	184,028
Intangible assets	962,738	1,040,042
Operration between geographical segments [Member]
Disclosure of operating segments [line items]
Net revenues	(58,072)	(67,539)	(57,969)
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies
Non-current biological assets		0	0
Property, plant and equipment, net	0	0	0
Goodwill	0	0	0
Intangible assets	0	0
Total [Member]
Disclosure of operating segments [line items]
Net revenues	55,308,141	52,479,393	46,852,482
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies
Non-current biological assets	1,721,728	1,617,503	1,668,543
Property, plant and equipment, net	16,060,590	15,464,404	13,478,294
Goodwill	1,543,755	1,543,078	$ 396,861
Intangible assets	$ 962,738	$ 1,040,042